Taxes on Income (Details) - Schedule of deferred taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes on Income (Details) - Schedule of deferred taxes [Line Items]
Balance	$ (793)	$ (1,040)
Balance	(645)	(793)	(1,040)
Initial recognition due to business combination	(825)		(1,026)
Taxes on income	973	247	(14)
Property and equipment, net [Member]
Taxes on Income (Details) - Schedule of deferred taxes [Line Items]
Balance	(10)	(33)
Balance		(10)	(33)
Initial recognition due to business combination			(46)
Taxes on income	10	23	13
Intangible assets, net [Member]
Taxes on Income (Details) - Schedule of deferred taxes [Line Items]
Balance	(783)	(1,007)
Balance	(1,067)	(783)	(1,007)
Initial recognition due to business combination	(825)		(1,129)
Taxes on income	541	224	122
Carryforward tax losses [Member]
Taxes on Income (Details) - Schedule of deferred taxes [Line Items]
Balance
Balance	422
Initial recognition due to business combination			149
Taxes on income	$ 422		$ (149)